Equipment Installment Plan Receivables, Unamortized Imputed Discount and Allowance for Credit Losses (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Allowance for credit losses, beginning of year	$ 26
Allowance for credit losses, end of year	50	$ 26
Equipment Installment Plan Receivable
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Allowance for credit losses, beginning of year	26	10
Bad debts expense	63	49
Write-offs, net of recoveries	(39)	(33)
Allowance for credit losses, end of year	$ 50	$ 26